Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Disclosure of reserves within equity

	2024	2023
	£m	£m
Currency translation reserve	3,625	3,671
Fair value through other comprehensive income reserve	(1,873)	(1,366)
Cash flow hedging reserve	(2,930)	(3,707)
Own credit reserve	(1,059)	(240)
Other reserves and treasury shares	1,769	1,565
Total	(468)	(77)